Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

15. Supplementary Cash Flow Information

The following additional information is provided with respect to the Consolidated Statements of Cash Flows:

	For the nine months endedSeptember 30,
	2016	2015
Supplementary cash flow information:
Cash paid for interest	$345.892	$341.496
Cash paid for income taxes (1)	$502.163	$372.711
Cash inflow for income taxes from stock option exercises(2)	$8.469	$13.859

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(465.121)	$(159.535)
Liabilities assumed	67.378	35.233
Noncontrolling interest subject to put provisions	43.897	8.358
Noncontrolling interest	15.119	956
Non-cash consideration	79.993	49.324
Cash paid	(258.734)	(65.664)
Less cash acquired	15.377	3.316
Net cash paid for acquisitions	(243.357)	(62.348)
Cash paid for investments	(133.844)	(78.372)
Cash paid for intangible assets	(9.767)	(24.974)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(386.968)	$(165.694)

(1) Net of tax refund.
(2) Thereof the excess tax benefit allocated to additional paid-in capital for the nine months ended September 30, 2016 and 2015 was $6,254 and $10,456, respectively.